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QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of InvestmentsFebruary 28, 2026 (unaudited)

		Shares	Value
93.33%	EXCHANGE TRADED FUNDS

19.78%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$234,528

19.47%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	230,865

14.83%	INFLATION PROTECTED
	iShares TIPS Bond ETF	1,572	175,875

20.02%	MORTGAGE
	iShares MBS ETF	2,450	237,430

19.23%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	228,050

93.33%	TOTAL EXCHANGE TRADED FUNDS		1,106,748
	(Cost: $1,117,321)

93.33%	TOTAL INVESTMENTS		1,106,748
	(Cost: $1,117,321)
6.67%	Other assets, net of liabilities		79,125
100.00%	NET ASSETS		$1,185,873

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Amount	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
	6	US Treasury 10 Year Note Futures	6/19/2026	$677,273	$ 682,875	$ 5,602

0.47%	TOTAL FUTURES CONTRACTS			$677,273	$ 682,875	$ 5,602

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,106,748	$—	$—	$1,106,748

Other Financial Instruments:
Future Contracts*	$5,602	$—	$—	$5,602

The cost of investments for Federal income tax purposes has been estimated a/o February 28, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,117,321, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,063
Gross unrealized depreciation	(15,636)
Net unrealized appreciation	$(10,573)

*Futures contracts are valued at the unrealized appreciateion (depreciation) of the instrument.